GOODWILL	12 Months Ended
Dec. 31, 2019
GOODWILL
GOODWILL

NOTE 9 – GOODWILL

	As of December 31,
	2019	2018
Argentina business (*)	184,105	184,105
Abroad business	1,036	1,190
	185,141	185,295

(*) Includes $183,992 attributable to Telecom Argentina.

Movements in Goodwill are as follows:

	Argentina business		Abroad business
	Years ended December 31,		Years ended December 31,
	2019	2018	2019	2018
At the beginning of the year	184,105	48,617	1,190	1,048
Additions by merger	—	135,488	—	—
Currency translation adjustments	—	—	(154)	142
At the end of the year	184,105	184,105	1,036	1,190